Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share and capital premium	Fair value of financial assets reserve	Transactions with related parties reserve	Currency translation differences reserve	Share-based payments reserve	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2)	$ (2)
Issuance of shares and warrants, net	1,880	0	0	0	0	0	1,880
Other comprehensive income (loss)	0	0	0	22	0	0	22
Transaction with a related party	0	0	14	0	0	0	14
Loss for the year	0	0	0	0	0	(423)	(423)
Balance at Dec. 31, 2019	1,880	0	14	22	0	(425)	1,491
Share-based payments	0	0	0	0	3,958	0	3,958
Reverse acquisition	11,439	0	0	0	0	0	11,439
Issuance of shares and warrants, net	14,067	0	0	0	0	0	14,067
Exercise of options - Investors	2,753	0	0	0	0	0	2,753
Exercise of options - Share-Based Payment	342	0	0	0	(319)	0	23
Other comprehensive income (loss)	0	(334)	0	758	0	0	424
Loss for the year	0	0	0	0	0	(18,524)	(18,524)
Balance at Dec. 31, 2020	30,481	(334)	14	780	3,639	(18,949)	15,631
Share-based payments	0	0	0	0	3,965	0	3,965
Issuance of shares and warrants, net	32,330	0	0	0	0	0	32,330
Exercise of options - Share-Based Payment	6,799	0	0	0	(3,576)	0	3,223
Other comprehensive income (loss)	0	0	0	495	0	0	495
Loss for the year	0	0	0	0	0	(18,022)	(18,022)
Balance at Dec. 31, 2021	$ 69,610	$ (334)	$ 14	$ 1,275	$ 4,028	$ (36,971)	$ 37,622